Subsequent Event	12 Months Ended
Dec. 31, 2021
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 19: - SUBSEQUENT EVENT

1.	On March 31, 2022, The INX Digital Company (“Parent Company) Board of directors approved the executive employment agreement with Ms. Renata Szkoda (“Ms. Szkoda”) as the Chief Financial Officer of the Company and its affiliates, instead of Mr. Gadi Levin (“Mr. Levin”) effective as of May, 2022. Mr. Levin will continue service the company until the completion the of overlapping all responsibilities to Ms. Szkoda”.

2.

On March 31, 2022, our Board of Directors and the Board of Directors of our Parent (acting as our general meeting) approved certain changes to our Plan (including to the Plans’ US and Israeli Appendices) in connection with grant of INX Tokens, restricted INX Tokens and options to purchase INX Tokens (collectively, “Token Awards”) pursuant to the provisions of the Plan. The Plan provides for the grant of Token Awards to employees, directors and consultant who are Gibraltar citizens and others who are not Gibraltar citizens and includes U.S. and Israeli appendices that further specify the terms and conditions of grants of Token Awards to such non-Gibraltar grantees.